Segmented Information (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
DeepGreen Metals Inc. [Member]
Segmented Information (Tables) [Line Items]
Schedule of equipment
Equipment	June 30 2021 $	December 31 2020 $
Republic of Nauru	1,500,338	1,292,308
Tonga	12,658	14,892
North America	2,105	2,477
Total	1,515,101	1,309,677

Equipment	December 31 2020 $	December 31 2019 $
Republic of Nauru	1,292,308	1,848,048
Tonga	14,892	—
North America	2,477	3,538
Total	1,309,677	1,851,586